Income Taxes - Schedule of Federal and State Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Federal	$ 0	$ 0
State	6	5
Foreign	0	0
Total current tax expense	6	5
Deferred
Federal	0	0
State	0	0
Foreign	0	0
Total deferred tax expense	0	0
Total tax expense	$ 6	$ 5